Commitments and Contingencies - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2022 CAD ($)	Jan. 31, 2021 CAD ($)	Apr. 30, 2023 USD ($)	Jan. 31, 2023 CAD ($)	Jan. 31, 2023 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Disclosure of commitments and contingencies [line items]
Recovery Related to Repossessed Units	$ 0.5
Loss related to repossessed units		$ 0.9
Dealer and distributor financing arrangements [member]
Disclosure of commitments and contingencies [line items]
Outstanding financing amount	1,319.4	985.0
Unpaid principal balance	$ 17.8	$ 31.7								$ 14.0	$ 25.0
Last twelve-month average amount of financing outstanding	15.00%	10.00%
Maximum amount obligation	$ 102.0	$ 175.0
Dealer and distributor financing arrangements [member] | Top of range [member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	83.9
Dealers [member]
Disclosure of commitments and contingencies [line items]
Dealer and distributor financing arrangements maximum thresholds outstanding obligation	634.8									500.0
Dealers [member] | Dealer and distributor financing arrangements transactions [member]
Disclosure of commitments and contingencies [line items]
Dealer and distributor financing arrangements maximum thresholds outstanding obligation			$ 0.0	$ 380.9	$ 300.0
Individual dealer [member]
Disclosure of commitments and contingencies [line items]
Dealer and distributor financing arrangements maximum thresholds outstanding obligation	$ 19.0									$ 15.0
Seasonal products dealers [member] | Dealer and distributor financing arrangements transactions [member] | Snowmobiles [member]
Disclosure of commitments and contingencies [line items]
Dealer and distributor financing arrangements maximum thresholds outstanding obligation								$ 63.5	$ 50.0
Seasonal products dealers [member] | Dealer and distributor financing arrangements transactions [member] | Personal watercraft [member]
Disclosure of commitments and contingencies [line items]
Dealer and distributor financing arrangements maximum thresholds outstanding obligation						$ 63.5	$ 50.0